DEBT - MATURITIES AND ADDITIONAL DISCLOSURES (Details) - CAD CAD in Millions	Feb. 27, 2017	Jun. 30, 2017	Dec. 31, 2016
DEBT
Long-term debt		CAD 62,081	CAD 36,494
Spectra Energy Corp
DEBT
Increase in debt due to the Merger Transaction	CAD 22,978
Uncommitted demand credit facilities
DEBT
Amount of credit facility		556	335
Unutilized amount of facility		148	177
Commercial paper and credit facility draws
DEBT
Long-term debt		13,377	CAD 7,344
Debenture, term note and non-revolving credit facility
Annual maturities
2017		1,138
2018		3,227
2019		4,790
2020		5,191
2021		2,787
Thereafter		34,510
Interest obligations
2017		1,238
2018		2,336
2019		2,127
2020		1,905
2021		1,726
Thereafter		CAD 19,412